Schedule of Investments (unaudited) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a)	$190	$190,703
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	130	130,239
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	50	49,903
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	220	221,241
Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.74%, 01/15/26	240	240,559
Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.94%, 02/15/24	121	122,219
JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class B, 0.89%, 12/26/28(a)	300	300,196
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 02/17/26	110	110,172
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	199,810
Upstart Securitization Trust(a)
Series 2021-1, Class A, 0.87%, 03/20/31	107	107,224
Series 2021-2, Class A, 0.91%, 06/20/31	264	263,894
Series 2021-3, Class A, 0.83%, 07/20/31(b)	150	150,103

Total Asset-Backed Securities — 3.0% (Cost: $2,083,563)		2,086,263

Corporate Bonds

Aerospace & Defense — 1.4%
3M Co. 2.65%, 04/15/25	75	79,720
3.05%, 04/15/30	340	373,913
4.00%, 09/14/48	30	36,858
Carlisle Cos., Inc., 2.75%, 03/01/30	100	104,722
Howmet Aerospace, Inc., 6.88%, 05/01/25	25	29,547
Trane Technologies Luxembourg Finance SA 3.80%, 03/21/29	250	283,007
4.50%, 03/21/49	25	31,776

		939,543

Airlines — 0.1%
Delta Air Line, Inc., 7.38%, 01/15/26	50	58,865

Auto Components — 0.1%
Aptiv PLC, 5.40%, 03/15/49	60	83,491

Automobiles — 0.5%
AutoNation, Inc. 1.95%, 08/01/28	30	29,826
4.75%, 06/01/30	5	5,897
Cummins, Inc., 2.60%, 09/01/50	30	29,032
Daimler Finance North America LLC, 8.50%, 01/18/31	15	22,943
Genuine Parts Co., 1.88%, 11/01/30	118	115,171
Lithia Motors, Inc., 4.38%, 01/15/31(a)	55	59,675
Toyota Motor Credit Corp., 3.00%, 04/01/25	100	107,256

		369,800

Banks — 1.7%
Bank of Montreal, (5 year USD Swap + 1.43%), 3.80%, 12/15/32(c)	25	27,643
Comerica, Inc., 4.00%, 02/01/29	50	57,822
HSBC USA, Inc., 3.50%, 06/23/24	100	107,829

Security	Par (000)	Value

Banks (continued)
ING Groep NV 3.15%, 03/29/22	$200	$203,351
3.55%, 04/09/24	400	429,929
Royal Bank of Canada, 2.25%, 11/01/24	25	26,215
SVB Financial Group 3.50%, 01/29/25	75	81,046
3.13%, 06/05/30	50	54,125
1.80%, 02/02/31	80	77,462
Toronto-Dominion Bank, 0.30%, 06/02/23	100	99,890

		1,165,312

Beverages — 1.3%
Ball Corp., 2.88%, 08/15/30	15	15,038
Coca-Cola Co., 2.50%, 03/15/51	20	19,399
Diageo Capital PLC 2.13%, 10/24/24	200	209,138
2.00%, 04/29/30	200	201,510
2.13%, 04/29/32	200	202,193
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	25	29,338
PepsiCo, Inc. 2.63%, 03/19/27	80	86,193
3.00%, 10/15/27	50	55,235
4.45%, 04/14/46	25	32,677
2.88%, 10/15/49	25	26,241

		876,962

Biotechnology — 0.1%
Gilead Sciences, Inc., 0.75%, 09/29/23	40	40,012

Building Materials — 1.8%
Boise Cascade Co., 4.88%, 07/01/30(a)	75	79,875
Carrier Global Corp., 2.72%, 02/15/30	90	94,392
Fortune Brands Home & Security, Inc., 3.25%, 09/15/29	100	108,730
Johnson Controls International PLC 3.63%, 07/02/24(d)	540	579,246
4.63%, 07/02/44	50	62,255
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	35	34,395
Louisiana Pacific Corp., 3.63%, 03/15/29(a)	100	100,750
Martin Marietta Materials, Inc. 2.40%, 07/15/31	90	92,087
3.20%, 07/15/51	30	30,751
Owens Corning, 3.88%, 06/01/30	50	56,028
US Concrete, Inc., 5.13%, 03/01/29(a)	3	3,279

		1,241,788

Building Products — 0.3%
Allegion PLC, 3.50%, 10/01/29	25	27,503
Home Depot, Inc. 3.30%, 04/15/40	50	55,421
3.35%, 04/15/50	50	55,636
Lowe’s Cos., Inc., 3.50%, 04/01/51	45	48,935

		187,495

Capital Markets — 1.5%
Ares Capital Corp., 2.15%, 07/15/26	280	282,042
Brookfield Finance I UK PLC, 2.34%, 01/30/32	90	89,990
Brookfield Finance, Inc. 4.85%, 03/29/29	100	119,308
4.70%, 09/20/47	20	24,769
Charles Schwab Corp., 3.20%, 03/02/27	25	27,453
FS KKR Capital Corp. 3.40%, 01/15/26	100	104,326

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
FS KKR Capital Corp. (continued) 2.63%, 01/15/27	$125	$124,997
Golub Capital BDC, Inc., 2.50%, 08/24/26	20	20,344
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	75	75,281
Invesco Finance PLC, 3.75%, 01/15/26	25	27,645
Northern Trust Corp., 3.15%, 05/03/29	50	55,271
Owl Rock Capital Corp., 2.88%, 06/11/28	85	85,487
State Street Corp., (SOFR + 2.69%), 2.83%, 03/30/23(c)	40	40,595

		1,077,508

Chemicals — 1.5%
Air Products and Chemicals, Inc. 1.50%, 10/15/25	100	102,562
2.05%, 05/15/30	25	25,674
2.80%, 05/15/50	100	102,233
Albemarle Corp., 4.15%, 12/01/24	50	54,611
DuPont de Nemours, Inc., 5.42%, 11/15/48	10	14,148
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	155,460
Methanex Corp., 5.25%, 12/15/29	25	27,271
Mosaic Co., 5.45%, 11/15/33	10	12,679
PPG Industries, Inc. 1.20%, 03/15/26	100	100,097
2.55%, 06/15/30	100	104,618
Sherwin-Williams Co. 2.95%, 08/15/29	100	107,575
3.80%, 08/15/49	40	46,331
3.30%, 05/15/50	100	107,460
WESCO Distribution, Inc., 7.25%, 06/15/28(a)	50	55,610

		1,016,329

Commercial Services & Supplies(a) — 0.3%
ASGN, Inc., 4.63%, 05/15/28	150	156,603
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29	25	26,250
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27	10	9,650

		192,503

Communications Equipment — 0.0%
Motorola Solutions, Inc., 5.50%, 09/01/44	10	13,145

Construction & Engineering — 0.0%
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	10	10,362

Construction Materials — 0.1%
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)	100	103,750

Consumer Discretionary — 0.0%
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(a)	15	17,269

Consumer Finance — 1.8%
American Express Co., 3.63%, 12/05/24	25	27,220
American Express Credit Corp., 2.70%, 03/03/22	100	101,041
Automatic Data Processing, Inc. 1.70%, 05/15/28	450	457,946
1.25%, 09/01/30	200	192,068
Equifax, Inc., 2.35%, 09/15/31	30	30,203
Mastercard, Inc. 3.95%, 02/26/48	25	30,785
3.65%, 06/01/49	10	11,847
3.85%, 03/26/50	20	24,413
2.95%, 03/15/51	85	89,900

Security	Par (000)	Value

Consumer Finance (continued)
Moody’s Corp., 2.55%, 08/18/60	$10	$8,980
OneMain Finance Corp., 5.38%, 11/15/29	50	54,625
PayPal Holdings, Inc., 3.25%, 06/01/50	50	55,185
S&P Global, Inc., 2.30%, 08/15/60	125	110,071
Visa, Inc., 3.65%, 09/15/47	48	56,250

		1,250,534

Containers & Packaging — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28(a)	15	15,400
International Paper Co., 3.80%, 01/15/26	50	55,559

		70,959

Diversified Financial Services — 9.7%
Ally Financial, Inc., 8.00%, 11/01/31	25	36,649
Banco Santander SA, 2.75%, 12/03/30	200	201,043
Bank of America Corp. 4.45%, 03/03/26	50	56,396
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(c)	100	110,565
(3 mo. LIBOR US + 1.52%), 4.33%, 03/15/50(c)	25	31,250
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(c)	50	60,356
(SOFR + 0.96%), 1.73%, 07/22/27(c)	255	258,403
(SOFR + 1.15%), 1.32%, 06/19/26(c)	250	250,832
(SOFR + 1.32%), 2.69%, 04/22/32(c)	235	244,226
(SOFR + 1.65%), 3.48%, 03/13/52(c)	25	27,728
(SOFR + 1.93%), 2.68%, 06/19/41(c)	40	39,410
Bank of Nova Scotia 0.65%, 07/31/24	180	180,087
1.05%, 03/02/26	400	397,927
2.70%, 08/03/26	75	80,236
Citigroup, Inc. 3.70%, 01/12/26	50	55,277
4.45%, 09/29/27	75	85,893
8.13%, 07/15/39	25	43,111
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(c)	100	113,555
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(c)	50	55,684
(SOFR + 0.69%), 0.78%, 10/30/24(c)	100	100,306
(SOFR + 0.77%), 1.46%, 06/09/27(c)	255	255,747
(SOFR + 2.84%), 3.11%, 04/08/26(c)	115	122,985
Clorox Co., 1.80%, 05/15/30	150	148,605
Goldman Sachs Group, Inc. 4.25%, 10/21/25	25	27,899
3.75%, 02/25/26	25	27,596
2.60%, 02/07/30	100	104,232
6.25%, 02/01/41	25	37,105
4.80%, 07/08/44	10	13,010
4.75%, 10/21/45	100	131,935
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(c)	50	56,006
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(c)	50	57,245
(SOFR + 0.61%), 0.86%, 02/12/26(c)	125	124,284
(SOFR + 0.80%), 1.43%, 03/09/27(c)	100	100,378
(SOFR + 1.25%), 2.38%, 07/21/32(c)	150	151,646
Intercontinental Exchange, Inc., 2.65%, 09/15/40	50	48,777
John Deere Capital Corp., 2.60%, 03/07/24	25	26,334
JPMorgan Chase & Co. 3.88%, 09/10/24	70	76,198
4.95%, 06/01/45	10	13,350
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27(c)	200	222,676
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(c)	100	110,271
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(c)	120	141,902
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(c)	20	23,887
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(c)	25	30,802
(SOFR + 0.58%), 0.97%, 06/23/25(c)	65	65,192

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
(SOFR + 0.70%), 1.04%, 02/04/27(c)	$115	$113,552
(SOFR + 1.51%), 2.53%, 11/19/41(c)	100	97,068
(SOFR + 1.58%), 3.33%, 04/22/52(c)	38	41,342
(SOFR + 2.44%), 3.11%, 04/22/51(c)	40	41,859
Lloyds Banking Group PLC 4.45%, 05/08/25	200	223,549
3.75%, 01/11/27	200	221,742
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	200	208,528
3.78%, 03/02/25	100	109,408
Mizuho Financial Group, Inc., (1 year CMT + 0.75%), 1.55%, 07/09/27(c)	200	201,301
Morgan Stanley 5.00%, 11/24/25	50	57,540
3.88%, 01/27/26	75	83,623
6.38%, 07/24/42	25	38,681
4.38%, 01/22/47	15	18,982
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(c)	100	117,113
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(c)	75	87,430
(SOFR + 0.53%), 0.79%, 05/30/25(c)	50	49,891
(SOFR + 0.86%), 1.51%, 07/20/27(c)	65	65,258
(SOFR + 1.03%), 1.79%, 02/13/32(c)	140	135,346
(SOFR + 1.18%), 2.24%, 07/21/32(c)	120	120,317
(SOFR + 1.43%), 2.80%, 01/25/52(c)	25	24,904
(SOFR + 4.84%), 5.60%, 03/24/51(c)	74	111,454

		6,715,884

Diversified Telecommunication Services — 1.2%
AT&T, Inc. (a) 3.55%, 09/15/55	41	41,953
3.80%, 12/01/57	45	47,862
3.65%, 09/15/59	3	3,086
British Telecommunications PLC, 5.13%, 12/04/28	200	236,684
Deutsche Telekom International Finance BV 8.75%, 06/15/30	70	105,268
9.25%, 06/01/32	25	40,950
Koninklijke KPN NV, 8.38%, 10/01/30	50	71,547
Verizon Communications, Inc. 3.38%, 02/15/25	53	57,385
4.33%, 09/21/28	51	59,552
2.65%, 11/20/40	25	24,256
4.75%, 11/01/41	40	50,108
2.88%, 11/20/50	100	96,337

		834,988

Electric Utilities — 1.2%
Avangrid, Inc. 3.15%, 12/01/24	50	53,346
3.80%, 06/01/29	100	112,778
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50	20	20,757
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	50	55,299
Series A, 4.13%, 05/15/49	30	35,508
Series C, 3.00%, 12/01/60	25	23,821
Eversource Energy 3.45%, 01/15/50	50	53,963
Series R, 1.65%, 08/15/30	30	28,978
Exelon Corp. 4.05%, 04/15/30	75	85,998

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued) 5.10%, 06/15/45	$25	$33,459
ITC Holdings Corp., 3.25%, 06/30/26	150	163,347
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)	50	53,875
PECO Energy Co., 3.00%, 09/15/49	25	26,321
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	35,323
4.15%, 05/15/48	15	18,010
3.32%, 04/15/50	10	10,768

		811,551

Electrical Equipment — 0.5%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	340	362,212

Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc., 4.88%, 12/01/22	40	41,975
Keysight Technologies, Inc., 3.00%, 10/30/29	200	214,485
Xerox Holdings Corp., 5.50%, 08/15/28(a)	25	26,117

		282,577

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/47	40	45,889

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30	50	52,320

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Campus Communities Operating Partnership LP 2.85%, 02/01/30	100	103,665
3.88%, 01/30/31	40	44,831
AvalonBay Communities, Inc., 4.35%, 04/15/48	15	19,273
Camden Property Trust, 2.95%, 12/15/22	20	20,523
Crown Castle International Corp., 3.70%, 06/15/26	50	55,058
Equinix, Inc., 2.90%, 11/18/26	10	10,709
Essex Portfolio LP, 1.70%, 03/01/28	40	39,833
Iron Mountain, Inc., 4.50%, 02/15/31(a)	40	41,138
Kilroy Realty LP, 3.80%, 01/15/23	20	20,703
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.88%, 02/15/29(a)	50	53,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)	75	79,875
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(a)	75	75,937
Simon Property Group LP 3.25%, 11/30/26	50	54,668
3.80%, 07/15/50	50	55,987
Starwood Property Trust, Inc., 4.75%, 03/15/25	200	209,500
Weyerhaeuser Co., 4.00%, 04/15/30	110	125,760

		1,010,460

Food & Staples Retailing — 0.5%
Campbell Soup Co., 4.80%, 03/15/48	20	25,261
Costco Wholesale Corp., 1.38%, 06/20/27	200	202,236
Kellogg Co., 3.25%, 04/01/26	50	54,663
Kraft Heinz Foods Co., 4.25%, 03/01/31	25	28,858
Sysco Corp., 2.60%, 06/12/22	30	30,525

		341,543

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products — 0.2%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	$100	$111,097
Tyson Foods, Inc., 4.50%, 06/15/22	50	51,111

		162,208

Health Care Equipment & Supplies — 0.3%
Baxter International, Inc., 3.50%, 08/15/46	10	11,078
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	100	108,344
DH Europe Finance II Sarl, 3.40%, 11/15/49	15	16,702
Thermo Fisher Scientific, Inc., 4.10%, 08/15/47	55	67,807

		203,931

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp. 2.70%, 03/15/31	93	96,568
4.30%, 12/15/47	8	9,460
Anthem, Inc., 2.38%, 01/15/25	25	26,158
Baylor Scott & White Holdings, 2.84%, 11/15/50	4	4,082
Cardinal Health, Inc., 3.50%, 11/15/24	100	107,395
DaVita, Inc., 3.75%, 02/15/31(a)	15	14,823
HCA, Inc. 5.25%, 06/15/26	5	5,778
5.50%, 06/15/47	123	162,491
5.25%, 06/15/49	40	52,206
3.50%, 07/15/51	150	153,177
Humana, Inc., 3.95%, 08/15/49	10	11,718
Kaiser Foundation Hospitals, 3.00%, 06/01/51	7	7,342
ModivCare, Inc., 5.88%, 11/15/25(a)	100	106,250
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	50	53,313
UnitedHealth Group, Inc. 4.45%, 12/15/48	45	58,520
3.13%, 05/15/60	50	52,992

		922,273

Health Care Technology — 0.3%
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29(a)	25	24,699
Laboratory Corp. of America Holdings 2.95%, 12/01/29	75	79,932
2.70%, 06/01/31	65	67,401
4.70%, 02/01/45	10	12,418

		184,450

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp., 8.63%, 06/01/25(a)	50	54,240
Yum! Brands, Inc., 4.63%, 01/31/32	25	27,173

		81,413

Household Durables — 0.3%
NVR, Inc., 3.00%, 05/15/30	190	201,501
Tempur Sealy International, Inc., 4.00%, 04/15/29(a)	25	25,625

		227,126

Insurance — 2.3%
Aflac, Inc., 4.75%, 01/15/49	125	167,637
Athene Holding Ltd., 4.13%, 01/12/28	50	56,164
Equitable Holdings, Inc., 4.35%, 04/20/28	50	57,428
Marsh & McLennan Cos., Inc. 3.30%, 03/14/23	50	51,976
3.50%, 03/10/25	50	54,245
4.38%, 03/15/29	150	176,311
4.75%, 03/15/39	30	38,823
4.20%, 03/01/48	220	275,703
4.90%, 03/15/49	50	68,853

Security	Par (000)	Value

Insurance (continued)
MetLife, Inc., Series D, 4.37%, 09/15/23	$70	$75,568
Principal Financial Group, Inc., 3.70%, 05/15/29	50	56,464
Progressive Corp. 2.45%, 01/15/27	100	106,864
3.20%, 03/26/30	40	44,214
3.95%, 03/26/50	50	61,693
Prudential PLC, 3.13%, 04/14/30	200	218,400
Travelers Cos., Inc., 3.75%, 05/15/46	25	29,614
Willis North America, Inc., 3.88%, 09/15/49	25	28,239

		1,568,196

Interactive Media & Services — 0.3%
Alphabet, Inc. 2.00%, 08/15/26	75	78,841
1.90%, 08/15/40	100	92,814
2.05%, 08/15/50	30	27,226

		198,881

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 2.10%, 05/12/31	50	51,267
2.88%, 05/12/41	20	20,970
3.10%, 05/12/51	20	21,547
3.25%, 05/12/61	20	21,835

		115,619

Internet Software & Services — 0.3%
Booking Holdings, Inc., 4.63%, 04/13/30	150	179,376
VeriSign, Inc., 2.70%, 06/15/31	55	56,573

		235,949

IT Services — 0.6%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)	5	5,154
Fiserv, Inc., 3.50%, 07/01/29	25	27,462
Gartner, Inc., 4.50%, 07/01/28(a)	150	158,813
International Business Machines Corp., 5.60%, 11/30/39	50	70,431
Verisk Analytics, Inc. 4.13%, 09/12/22	25	25,895
4.13%, 03/15/29	100	114,376
3.63%, 05/15/50	30	32,644

		434,775

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 2.75%, 09/15/29	100	105,309
2.30%, 03/12/31	360	365,433

		470,742

Machinery — 0.5%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	150	149,602
Caterpillar, Inc., 3.25%, 09/19/49	30	33,377
IDEX Corp., 3.00%, 05/01/30	50	53,229
Snap-on, Inc., 4.10%, 03/01/48	15	18,579
Terex Corp., 5.00%, 05/15/29(a)	100	105,125

		359,912

Media — 0.7%
Bell Canada, Inc.,, 4.46%, 04/01/48	20	24,796
Comcast Corp. 4.05%, 11/01/52	47	56,595
2.99%, 11/01/63(a)	53	52,155
TEGNA, Inc. 4.75%, 03/15/26(a)	15	15,919

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TEGNA, Inc. (continued) 5.00%, 09/15/29	$100	$105,865
Walt Disney Co., 2.20%, 01/13/28	200	208,372
WMG Acquisition Corp., 3.00%, 02/15/31(a)	55	54,175

		517,877

Metals & Mining — 0.8%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(a)	200	215,250
ArcelorMittal SA, 4.25%, 07/16/29	5	5,602
Newmont Corp., 5.45%, 06/09/44	25	34,648
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	200	198,389
Steel Dynamics, Inc., 3.45%, 04/15/30	100	109,551

		563,440

Multi-line Retail — 0.0%
Bath & Body Works, Inc., 6.63%, 10/01/30(a)	25	28,812

Multi-Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/44	15	17,888
4.13%, 03/15/49	20	24,678
Southern California Gas Co., Series UU, 4.13%, 06/01/48	30	36,311

		78,877

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc., 2.75%, 06/01/50	50	50,165
Lam Research Corp., 3.75%, 03/15/26	100	111,748

		161,913

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp. 4.88%, 11/15/27	25	27,321
5.10%, 09/01/40	25	27,813
Buckeye Partners LP, 3.95%, 12/01/26	50	51,577
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27	90	104,670
3.70%, 11/15/29	135	148,094
Cheniere Energy, Inc., 4.63%, 10/15/28	75	79,125
Chevron Corp., 3.08%, 05/11/50	20	21,113
CNX Resources Corp., 7.25%, 03/14/27(a)	25	26,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(a)	25	25,500
Exxon Mobil Corp., 3.45%, 04/15/51	20	22,116
Hess Corp., 4.30%, 04/01/27	65	72,216
MPLX LP 4.88%, 12/01/24	2	2,225
4.88%, 06/01/25	25	28,122
4.70%, 04/15/48	20	23,375
5.50%, 02/15/49	40	51,652
4.90%, 04/15/58	15	17,852
Occidental Petroleum Corp., 8.50%, 07/15/27	40	50,459
ONEOK Partners LP, 3.38%, 10/01/22	70	71,655
ONEOK, Inc. 2.75%, 09/01/24	150	157,336
6.35%, 01/15/31	45	57,958
7.15%, 01/15/51	30	44,125
Ovintiv Exploration, Inc., 5.38%, 01/01/26	100	113,058
Ovintiv, Inc., 6.50%, 08/15/34	25	33,228
Southwestern Energy Co., 8.38%, 09/15/28	15	16,800
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28	100	105,625

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$50	$57,543
Western Midstream Operating LP, 5.30%, 02/01/30	25	28,015

		1,465,073

Personal Products — 0.2%
Procter & Gamble Co. 1.20%, 10/29/30	90	86,754
3.60%, 03/25/50	30	37,450

		124,204

Pharmaceuticals — 0.8%
AstraZeneca PLC, 3.38%, 11/16/25	50	54,792
Bausch Health Cos., Inc., 7.25%, 05/30/29(a)	75	77,250
CVS Health Corp., 4.78%, 03/25/38	50	62,224
Eli Lilly & Co. 3.38%, 03/15/29	150	168,889
3.95%, 03/15/49	45	55,463
Merck & Co., Inc., 3.60%, 09/15/42	50	58,048
Zoetis, Inc., 3.25%, 02/01/23	70	72,352

		549,018

Producer Durables: Miscellaneous — 0.3%
Oracle Corp. 2.88%, 03/25/31	165	173,788
3.95%, 03/25/51	40	44,176
salesforce.com, Inc. 1.50%, 07/15/28	10	10,038
2.90%, 07/15/51	10	10,279

		238,281

Real Estate Management & Development — 0.6%
CBRE Services, Inc. 4.88%, 03/01/26	30	34,528
2.50%, 04/01/31	370	376,176

		410,704

Road & Rail — 0.0%
CSX Corp., 4.50%, 03/15/49	25	31,873

Semiconductors & Semiconductor Equipment — 1.0%
Hubbell, Inc., 3.50%, 02/15/28	35	38,628
Jabil, Inc., 3.60%, 01/15/30	25	27,027
Maxim Integrated Products, Inc., 3.45%, 06/15/27	50	55,480
Micron Technology, Inc., 4.66%, 02/15/30	35	41,082
NVIDIA Corp. 3.20%, 09/16/26	100	109,990
2.85%, 04/01/30	25	27,072
3.50%, 04/01/50	60	68,843
ON Semiconductor Corp., 3.88%, 09/01/28(a)	100	105,071
Qorvo, Inc., 3.38%, 04/01/31(a)	15	15,972
Sensata Technologies, Inc., 4.38%, 02/15/30(a)	50	53,625
Texas Instruments, Inc. 1.85%, 05/15/22	100	101,031
1.75%, 05/04/30	35	35,009

		678,830

Software — 1.2%
Autodesk, Inc. 4.38%, 06/15/25	25	27,847
3.50%, 06/15/27	75	83,091
Electronic Arts, Inc. 1.85%, 02/15/31	45	44,165
2.95%, 02/15/51	35	34,786

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Intuit, Inc., 1.65%, 07/15/30	$300	$298,538
Microsoft Corp. 2.53%, 06/01/50	25	24,940
2.92%, 03/17/52	50	53,768
2.68%, 06/01/60	50	50,462
Roper Technologies, Inc., 2.95%, 09/15/29	25	26,839
ServiceNow, Inc., 1.40%, 09/01/30	180	170,827
VMware, Inc., 2.95%, 08/21/22	5	5,115

		820,378

Technology Hardware, Storage & Peripherals — 2.7%
Adobe, Inc. 2.15%, 02/01/27	870	914,777
2.30%, 02/01/30	75	78,264
Apple, Inc. 1.40%, 08/05/28	40	39,888
2.70%, 08/05/51	40	39,825
2.85%, 08/05/61	20	19,965
Dell International LLC/EMC Corp. 5.45%, 06/15/23	25	26,943
8.10%, 07/15/36	20	30,674
8.35%, 07/15/46	140	229,763
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	51,866
HP, Inc. 1.45%, 06/17/26(a)	95	95,061
3.40%, 06/17/30	100	107,095
2.65%, 06/17/31(a)	222	222,114
6.00%, 09/15/41	16	21,151
Seagate HDD Cayman, 5.75%, 12/01/34	25	29,503

		1,906,889

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. 2.75%, 03/27/27	100	108,219
3.25%, 03/27/40	100	111,624
3.38%, 11/01/46	50	56,506
Tapestry, Inc., 4.25%, 04/01/25	40	43,370

		319,719

Transportation Infrastructure — 0.1%
United Parcel Service, Inc., 5.30%, 04/01/50	70	103,875

Utilities — 0.1%
Veolia Environnement SA, 6.75%, 06/01/38	25	37,847

Wireless Telecommunication Services — 0.4%
American Tower Corp. 2.25%, 01/15/22	50	50,351
4.00%, 06/01/25	100	109,857
Crown Castle International Corp. 1.35%, 07/15/25	55	55,401
4.15%, 07/01/50	20	23,193
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	5	5,211
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(a)	50	53,375

		297,388

Total Corporate Bonds — 47.0% (Cost: $31,912,768)		32,673,524

Security	Par (000)	Value

Foreign Agency Obligations

Hungary — 0.1%
Hungary Government International Bond, 5.75%, 11/22/23	$50	$55,791

Mexico — 0.1%
Mexico Government International Bond, 5.55%, 01/21/45	80	98,315

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	25	37,125

Uruguay — 0.2%
Uruguay Government International Bond 4.38%, 10/27/27	25	28,934
4.38%, 01/23/31	50	58,931
4.98%, 04/20/55	30	39,465

		127,330

Total Foreign Agency Obligations — 0.5% (Cost: $303,335)		318,561

Municipal Bonds

California — 0.2%
California State University, Refunding RB, 2.72%, 11/01/52	20	19,905
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	39,041
Santa Clara Valley Transportation Authority, RB, BAB, Series A, 5.88%, 04/01/32	15	18,814
State of California, GO, BAB, 7.30%, 10/01/39	50	80,559

		158,319

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	15	22,259

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	25	28,525
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	16,178

		44,703

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, 3.20%, 01/15/51	20	21,751

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	50	55,654

Virginia — 0.0%
University of Virginia, Refunding RB, 2.58%, 11/01/51	20	20,193

Total Municipal Bonds — 0.5% (Cost: $310,199)		322,879

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a)(c) — 2.4%
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.48%, 04/25/31	134	135,018

6

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust (continued)
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.38%, 08/25/31	$151	$152,256
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.18%, 06/25/39	256	256,379
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.08%, 07/25/39	37	36,773
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.18%, 09/25/39	114	113,919
Freddie Mac
Series 2021-DNA3, Class M1, (30 day SOFR + 0.75%), 0.80%, 10/25/33	210	210,217
Series 2021-DNA3, Class M2, (30 day SOFR + 2.10%), 2.15%, 10/25/33	20	20,409
Series 2021-DNA5, Class M2, (30 day SOFR + 1.65%), 1.70%, 01/25/34	180	181,249
Series 2021-HQA2, Class M1, (30 day SOFR + 0.70%), 0.75%, 12/25/33	100	100,037
Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.18%, 03/25/50	268	271,992
Freddie Mac Structured Agency Credit Risk Debt Notes, (30 day SOFR + 0.80%), 0.85%, 08/25/33	200	200,193

		1,678,442

Commercial Mortgage-Backed Securities — 0.6%
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	70	75,601
JPMDB Commercial Mortgage Securities Trust 2020-COR7, Series 2020-COR7, Class A5, 2.18%, 05/13/53	200	204,357
Wells Fargo Commercial Mortgage Trust, 3.70%, 11/15/48	45	49,431
WFRBS Commercial Mortgage Trust 3.34%, 06/15/46	62	64,903
4.15%, 08/15/46(c)	20	21,107

		415,399

Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $2,091,511)		2,093,841

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(c) — 1.3%
Fannie Mae Connecticut Avenue Securities
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 2.73%, 02/25/30	218	221,584
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 2.63%, 12/25/30	215	219,222
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.78%, 01/25/50(a)	180	180,541
Freddie Mac STACR Trust, Series 2019-DNA1, Class M2, (1 mo. LIBOR US + 2.65%), 2.73%, 01/25/49(a)	266	269,418

		890,765

Mortgage-Backed Securities — 30.2%
Fannie Mae Mortgage-Backed Securities 2.00%, 08/01/36 - 08/01/51	257	261,392
4.00%, 04/01/50	110	117,830
2.50%, 07/01/51	25	25,861
Federal National Mortgage Association 3.50%, 02/01/34	65	69,164

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
2.50%, 10/01/35 - 06/01/36	$231	$243,159
2.00%, 12/01/35 - 04/01/51	1,166	1,194,507
4.00%, 09/01/48	37	39,980
3.00%, 10/01/50 - 01/01/51	83	88,179
Freddie Mac Mortgage-Backed Securities 3.00%, 05/01/29 - 05/01/51	334	355,215
2.00%, 07/01/36 - 06/01/51	273	279,994
2.50%, 07/01/36	49	51,700
3.50%, 03/01/47	316	341,380
Series 2018-M4, Class A2, 3.16%, 03/25/28(c)	240	266,270
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.70%, 01/25/51(a)(c)	165	165,350
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.75%, 08/25/33(a)(c)	194	194,040
Series KSG1, Class A2, 1.50%, 09/25/30	120	120,858
Ginnie Mae Mortgage-Backed Securities 3.00%, 05/20/45 - 09/21/51(e)	1,562	1,641,080
3.50%, 12/20/45 - 09/21/51(e)	1,428	1,517,065
4.00%, 03/20/46 - 11/20/48	362	388,328
2.50%, 12/20/46 - 09/21/51(e)	1,239	1,284,394
4.50%, 09/20/48 - 09/21/51(e)	179	191,485
1.50%, 09/21/51(e)	100	98,902
2.00%, 09/21/51(e)	1,125	1,148,335
5.00%, 09/21/51(e)	150	161,145
Government National Mortgage Association 3.50%, 09/20/45	238	253,927
2.50%, 02/20/51 - 05/20/51	516	534,810
2.00%, 04/20/51	564	576,430
Government National Mortgage Association Mortgage- Backed Securities 4.50%, 07/20/47	25	26,985
2.50%, 07/20/51 - 08/20/51	1,273	1,320,622
3.00%, 08/20/51	25	26,235
Uniform Mortgage-Backed Securities 3.00%, 03/01/30 - 09/14/51(e)	1,195	1,260,641
2.50%, 04/01/32 - 10/14/51(e)	779	813,438
4.00%, 05/01/33 - 09/14/51(e)	922	998,613
1.50%, 09/16/36 - 10/14/51(e)	1,125	1,122,901
2.00%, 09/16/36 - 10/14/51(e)	2,172	2,208,803
3.50%, 09/16/36 - 09/14/51(e)	754	810,631
5.00%, 03/01/41	265	302,859
4.50%, 02/01/48 - 09/14/51(e)	457	498,751

		21,001,259

Total U.S. Government Sponsored Agency Securities — 31.5% (Cost: $21,792,468)		21,892,024

U.S. Treasury Obligations
U.S. Treasury Bonds 3.63%, 02/15/44	600	795,000
3.38%, 11/15/48	625	821,704
2.88%, 05/15/49	275	332,095
1.25%, 05/15/50	150	127,160
U.S. Treasury Notes 7.25%, 08/15/22	2,600	2,778,140
6.25%, 08/15/23	500	558,887
2.00%, 06/30/24	1,200	1,255,078
2.38%, 08/15/24	200	211,695

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued) 7.50%, 11/15/24	$200	$245,266
6.00%, 02/15/26	100	123,391
0.63%, 05/15/30	500	474,863

Total U.S. Treasury Obligations — 11.1% (Cost: $7,325,475)		7,723,279

Total Long-Term Investments — 96.6% (Cost: $65,819,319)		67,110,371

	Shares

Short-Term Securities

Money Market Funds — 13.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	9,526,641	9,526,641

Total Short-Term Securities — 13.7% (Cost: $9,526,641)		9,526,641

Total Investments Before TBA Sale Commitments — 110.3% (Cost: $75,345,960)		76,637,012

	Par (000)

TBA Sale Commitments(e)

Mortgage-Backed Securities — (2.1)%
Ginnie Mae Mortgage-Backed Securities 2.50%, 09/21/51	$(225)	(233,332)
4.50%, 09/21/51	(25)	(26,641)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities 1.50%, 09/14/51	$(100)	$(98,277)
2.00%, 09/16/36 - 09/14/51	(425)	(434,509)
2.50%, 09/14/51	(25)	(25,965)
3.00%, 09/14/51	(102)	(106,698)
3.50%, 09/14/51	(369)	(390,362)
5.00%, 09/14/51	(119)	(130,444)

Total TBA Sale Commitments — (2.1)% (Proceeds: $(1,445,599))		(1,446,228)

Total Investments, Net of TBA Sale Commitments — 108.2% (Cost: $73,900,361)		75,190,784

Liabilities in Excess of Other Assets — (8.2)%		(5,693,593)

Net Assets — 100.0%		$69,497,191

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,227,532	$4,299,109	(a)	$—	$—	$—	$9,526,641	9,526,641	$70	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT	1	09/08/21	$190	$3,400
10-Year Australian Treasury Bonds	60	09/15/21	6,400	173,071

8

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued) 10-Year Canadian Bond	17	12/20/21	$1,969	$983
U.S. Long Bond	26	12/21/21	4,240	(29,148)
Long Gilt	8	12/29/21	1,410	(3,859)
2-Year U.S. Treasury Note	12	12/31/21	2,644	1,763
5-Year U.S. Treasury Note	95	12/31/21	11,753	18,190

				164,400

Short Contracts
Euro Bund	15	09/08/21	3,107	7,267
10-Year U.S. Treasury Note	63	12/21/21	8,405	(4,743)
10-Year U.S. Ultra Long Treasury Note	14	12/21/21	2,072	1,451
Ultra U.S. Treasury Bond	5	12/21/21	988	(3,836)

				139

				$164,539

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,547	AUD	10,000	Morgan Stanley & Co. International PLC	09/15/21	$231
USD	7,966	CAD	10,000	Morgan Stanley & Co. International PLC	09/15/21	41
USD	15,956	CAD	20,000	Morgan Stanley & Co. International PLC	09/15/21	104
USD	23,976	CAD	30,000	Morgan Stanley & Co. International PLC	09/15/21	198
USD	12,137	EUR	10,000	Morgan Stanley & Co. International PLC	09/15/21	326
USD	13,949	GBP	10,000	JPMorgan Chase Bank N.A.	09/15/21	200
USD	13,827	GBP	10,000	Morgan Stanley & Co. International PLC	09/15/21	78
USD	27,788	GBP	20,000	Morgan Stanley & Co. International PLC	09/15/21	290
USD	42,334	GBP	30,000	Morgan Stanley & Co. International PLC	09/15/21	1,087
USD	7,451	SGD	10,000	Barclays Bank PLC	09/15/21	13
USD	7,454	SGD	10,000	Citibank N.A.	09/15/21	17
USD	22,611	SGD	30,000	Citibank N.A.	09/15/21	297

						2,882

USD	7,834	CAD	10,000	Bank of America N.A.	09/15/21	(92)
USD	54,854	CAD	70,000	Morgan Stanley & Co. International PLC	09/15/21	(627)

						(719)

						$2,163

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
6-Month GBP LIBOR, 0.10%	Annual	0.28%	Annual	N/A		08/13/23	GBP	1,810	$939	$(4)	$943
6-Month GBP LIBOR, 0.10%	Annual	0.28%	Annual	N/A		08/16/23	GBP	1,650	698	358	340
(0.50%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		08/17/23	EUR	1,410	347	8	339
(0.49%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		08/17/23	EUR	3,150	699	17	682
(0.49%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		08/18/23	EUR	2,660	649	(5)	654
6-Month GBP LIBOR, 0.10%	Annual	0.26%	Annual	N/A		08/23/23	GBP	2,330	(613)	(3)	(610)
(0.49%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	N/A		08/25/23	EUR	930	212	5	207
3-Month LIBOR, 0.12%	Quarterly	0.30%	Semi-Annual	09/02/21	(a)	09/02/23	USD	1,910	72	12	60
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.49%)	Annual	09/08/21	(a)	09/08/23	EUR	3,300	(926)	(182)	(744)
6-Month GBP LIBOR, 0.10%	Annual	0.32%	Annual	12/08/21	(a)	12/08/23	GBP	3,810	(690)	(783)	93
(0.44%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/24	EUR	570	126	7	119
(0.43%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/24	EUR	565	(139)	7	(146)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
(0.40%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/15/21	(a)	09/15/24	EUR	740	$(926)	$66	$(992)
0.32%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/24	GBP	400	688	337	351
0.36%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/24	GBP	480	33	6	27
0.37%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/15/21	(a)	09/15/24	GBP	480	(105)	31	(136)
6-Month BBR, 1.66%	Quarterly	0.43%	Quarterly	09/15/21	(a)	09/15/24	AUD	1,070	(342)	8	(350)
3-Month LIBOR, 0.12%	Quarterly	0.59%	Semi-Annual	09/15/21	(a)	09/15/24	USD	1,730	3,554	438	3,116
3-Month CAD BA, 0.45%	Semi-Annual	1.15%	Semi-Annual	09/15/21	(a)	09/15/24	CAD	850	1,871	(68)	1,939
(0.38%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	110	297	132	165
(0.36%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	2,000	3,800	(264)	4,064
(0.35%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	1,310	1,639	290	1,349
(0.29%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	1,775	(4,503)	(1,416)	(3,087)
(0.24%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	150	(803)	2	(805)
(0.23%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/26	EUR	2,980	(18,403)	(10,917)	(7,486)
6-Month SIBOR, 0.59%	Semi-Annual	0.65%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	318	(1,026)	3	(1,029)
6-Month SIBOR, 0.59%	Semi-Annual	0.67%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	3	(6)	—	(6)
6-Month SIBOR, 0.59%	Semi-Annual	0.67%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	5	(13)	—	(13)
6-Month SIBOR, 0.59%	Semi-Annual	0.68%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	227	(504)	2	(506)
6-Month SIBOR, 0.59%	Semi-Annual	0.69%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	106	(186)	1	(187)
6-Month SIBOR, 0.59%	Semi-Annual	0.71%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	427	(475)	4	(479)
6-Month SIBOR, 0.59%	Semi-Annual	0.72%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	147	(110)	1	(111)
6-Month SIBOR, 0.59%	Semi-Annual	0.73%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	678	(257)	6	(263)
6-Month SIBOR, 0.59%	Semi-Annual	0.76%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	114	114	1	113
3-Month LIBOR, 0.12%	Quarterly	0.81%	Semi-Annual	09/15/21	(a)	09/15/26	USD	150	(434)	2	(436)
3-Month LIBOR, 0.12%	Quarterly	0.85%	Semi-Annual	09/15/21	(a)	09/15/26	USD	60	(52)	1	(53)
3-Month LIBOR, 0.12%	Quarterly	0.86%	Semi-Annual	09/15/21	(a)	09/15/26	USD	100	(33)	1	(34)
3-Month LIBOR, 0.12%	Quarterly	0.88%	Semi-Annual	09/15/21	(a)	09/15/26	USD	260	113	3	110
3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	09/15/21	(a)	09/15/26	USD	90	208	1	207
3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	09/15/21	(a)	09/15/26	USD	140	317	2	315
3-Month LIBOR, 0.12%	Quarterly	0.91%	Semi-Annual	09/15/21	(a)	09/15/26	USD	110	213	1	212
3-Month LIBOR, 0.12%	Quarterly	0.92%	Semi-Annual	09/15/21	(a)	09/15/26	USD	70	169	1	168
3-Month LIBOR, 0.12%	Quarterly	0.93%	Semi-Annual	09/15/21	(a)	09/15/26	USD	160	513	2	511
3-Month LIBOR, 0.12%	Quarterly	1.01%	Semi-Annual	09/15/21	(a)	09/15/26	USD	70	484	1	483
3-Month LIBOR, 0.12%	Quarterly	1.04%	Semi-Annual	09/15/21	(a)	09/15/26	USD	190	1,631	2	1,629
3-Month LIBOR, 0.12%	Quarterly	1.06%	Semi-Annual	09/15/21	(a)	09/15/26	USD	90	846	1	845
6-Month WIBOR, 0.16%	Semi-Annual	1.33%	Annual	09/15/21	(a)	09/15/26	PLN	280	(669)	1	(670)
6-Month WIBOR, 0.16%	Semi-Annual	1.38%	Annual	09/15/21	(a)	09/15/26	PLN	210	(367)	—	(367)
6-Month WIBOR, 0.16%	Semi-Annual	1.54%	Annual	09/15/21	(a)	09/15/26	PLN	290	58	1	57
3-Month JIBAR, 3.67%	Quarterly	5.92%	Quarterly	09/15/21	(a)	09/15/26	ZAR	1,110	384	1	383
3-Month JIBAR, 3.67%	Quarterly	6.26%	Quarterly	09/15/21	(a)	09/15/26	ZAR	570	772	42	730
0.48%	Annual	6-Month GBP LIBOR, 0.10%	Annual	12/08/21	(a)	12/08/26	GBP	1,540	2,464	2,437	27
6.66%	Monthly	1-Month MXIBOR, 4.75%	Monthly	03/16/22	(a)	03/10/27	MXN	11,600	554	5	549
(0.30%)	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	03/16/22	(a)	03/16/27	EUR	90	97	(34)	131
0.38%	Annual	3-Month STIBOR, (0.02%)	Quarterly	03/16/22	(a)	03/16/27	SEK	4,850	197	(345)	542
0.49%	Annual	6-Month GBP LIBOR, 0.10%	Annual	03/16/22	(a)	03/16/27	GBP	110	386	2	384
6-Month SIBOR, 0.59%	Semi-Annual	0.83%	Semi-Annual	03/16/22	(a)	03/16/27	SGD	607	(267)	5	(272)
0.93%	Semi-Annual	6-Month BBR, 1.66%	Semi-Annual	03/16/22	(a)	03/16/27	AUD	540	900	4	896
3-Month HIBOR, 0.15%	Quarterly	0.96%	Quarterly	03/16/22	(a)	03/16/27	HKD	3,290	(76)	4	(80)
1.46%	Semi-Annual	3-Month CAD BA, 0.45%	Semi-Annual	03/16/22	(a)	03/16/27	CAD	2,100	71	(2,405)	2,476
0.59%	Annual	6-Month GBP LIBOR, 0.10%	Annual	N/A		08/13/31	GBP	340	1,834	15	1,819
0.57%	Annual	6-Month GBP LIBOR, 0.10%	Annual	N/A		08/16/31	GBP	290	2,210	(910)	3,120
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.10%)	Annual	N/A		08/17/31	EUR	550	(4,071)	11	(4,082)
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.10%)	Annual	N/A		08/17/31	EUR	130	(1,017)	3	(1,020)
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.10%)	Annual	N/A		08/18/31	EUR	330	(2,607)	706	(3,313)
0.56%	Annual	6-Month GBP LIBOR, 0.10%	Annual	N/A		08/23/31	GBP	390	3,957	16	3,941
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.10%)	Annual	N/A		08/25/31	EUR	180	(1,399)	4	(1,403)
1.31%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/02/21	(a)	09/02/31	USD	330	158	(33)	191
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.10%)	Annual	09/08/21	(a)	09/08/31	EUR	60	(540)	(267)	(273)
6-Month EURIBOR, (0.52%)	Semi-Annual	(0.08%)	Annual	09/08/21	(a)	09/08/31	EUR	1,840	(11,492)	797	(12,289)
6-Month EURIBOR, (0.52%)	Semi-Annual	0.02%	Annual	09/08/21	(a)	09/08/31	EUR	840	4,792	(2,862)	7,654
6-Month EURIBOR, (0.52%)	Semi-Annual	0.04%	Annual	09/08/21	(a)	09/08/31	EUR	870	7,356	2,673	4,683
6-Month EURIBOR, (0.52%)	Semi-Annual	0.12%	Annual	09/08/21	(a)	09/08/31	EUR	70	1,234	2	1,232

10

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective		Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

6-Month EURIBOR, (0.52%)	Semi-Annual	0.16%	Annual	09/08/21	(a)	09/08/31	EUR	1,540	$36,052	$10,603	$25,449
0.59%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/08/21	(a)	09/08/31	GBP	30	201	(20)	221
0.60%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/08/21	(a)	09/08/31	GBP	80	356	685	(329)
0.77%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/08/21	(a)	09/08/31	GBP	70	(1,266)	(506)	(760)
0.80%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/08/21	(a)	09/08/31	GBP	70	(1,520)	(289)	(1,231)
0.84%	Annual	6-Month GBP LIBOR, 0.10%	Annual	09/08/21	(a)	09/08/31	GBP	1,260	(34,989)	(151)	(34,838)
1.30%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	110	210	160	50
1.33%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	80	(66)	1	(67)
1.38%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	190	(1,004)	3	(1,007)
1.48%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	110	(1,625)	2	(1,627)
1.50%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	120	(2,095)	2	(2,097)
1.66%	Semi-Annual	3-Month LIBOR, 0.12%	Quarterly	09/08/21	(a)	09/08/31	USD	3,905	(125,349)	(17,578)	(107,771)
0.20%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/51	EUR	10	328	172	156
0.21%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/51	EUR	290	8,729	202	8,527
0.35%	Annual	6-Month EURIBOR, (0.52%)	Semi-Annual	09/08/21	(a)	09/08/51	EUR	290	(5,633)	3,652	(9,285)
6-Month GBP LIBOR, 0.10%	Annual	0.58%	Annual	09/08/21	(a)	09/08/51	GBP	10	(397)	(223)	(174)
6-Month GBP LIBOR, 0.10%	Annual	0.70%	Annual	09/08/21	(a)	09/08/51	GBP	30	155	(764)	919
6-Month GBP LIBOR, 0.10%	Annual	0.75%	Annual	09/08/21	(a)	09/08/51	GBP	10	241	31	210
6-Month GBP LIBOR, 0.10%	Annual	0.88%	Annual	09/08/21	(a)	09/08/51	GBP	20	1,445	335	1,110
6-Month GBP LIBOR, 0.10%	Annual	0.91%	Annual	09/08/21	(a)	09/08/51	GBP	20	1,646	423	1,223
6-Month GBP LIBOR, 0.10%	Annual	0.97%	Annual	09/08/21	(a)	09/08/51	GBP	430	45,462	(426)	45,888
3-Month LIBOR, 0.12%	Quarterly	1.65%	Semi-Annual	09/08/21	(a)	09/08/51	USD	30	(37)	1	(38)
3-Month LIBOR, 0.12%	Quarterly	1.66%	Semi-Annual	09/08/21	(a)	09/08/51	USD	40	79	(55)	134
3-Month LIBOR, 0.12%	Quarterly	1.72%	Semi-Annual	09/08/21	(a)	09/08/51	USD	90	1,451	3	1,448
3-Month LIBOR, 0.12%	Quarterly	1.81%	Semi-Annual	09/08/21	(a)	09/08/51	USD	50	1,978	2	1,976
3-Month LIBOR, 0.12%	Quarterly	1.86%	Semi-Annual	09/08/21	(a)	09/08/51	USD	40	2,058	1	2,057
3-Month LIBOR, 0.12%	Quarterly	2.03%	Semi-Annual	09/08/21	(a)	09/08/51	USD	1,435	133,583	11,944	121,639

									$54,598	$(3,799)	$58,397

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective	Termination		Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1.50%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	09/15/21(a)	09/15/26	KRW	35,630	$51	$—	$51
1.50%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	52,485	76	—	76
1.51%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	09/15/21(a)	09/15/26	KRW	85,374	98	—	98
1.51%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	52,485	59	—	59
1.51%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	09/15/21(a)	09/15/26	KRW	44,066	41	—	41
1.51%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	39,595	32	—	32
1.52%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	87,756	67	—	67
1.52%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	55,401	21	—	21
1.53%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21(a)	09/15/26	KRW	111,920	28	—	28
1.60%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	09/15/21(a)	09/15/26	KRW	81,895	(216)	—	(216)
1.60%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Bank of America N.A.	09/15/21(a)	09/15/26	KRW	112,503	(309)	—	(309)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund			Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1.60%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	JPMorgan Chase Bank N.A.	09/15/21	(a)	09/15/26	KRW	81,895	$(230)	$—	$(230)

1.58%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Nomura International PLC	03/16/22	(a)	03/16/27	KRW	508,398	346	—	346

1.58%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	Citibank N.A.	03/16/22	(a)	03/16/27	KRW	417,278	214	—	214

1.58%	Quarterly	3-Month LIBOR, 0.12%	Quarterly	HSBC Bank PLC	03/16/22	(a)	03/16/27	KRW	586,472	300	—	300

										$578	$—	$578

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,936,160	$150,103	$2,086,263
Corporate Bonds	—	32,673,524	—	32,673,524
Foreign Agency Obligations	—	318,561	—	318,561
Municipal Bonds	—	322,879	—	322,879
Non-Agency Mortgage-Backed Securities	—	2,093,841	—	2,093,841
U.S. Government Sponsored Agency Securities	—	21,892,024	—	21,892,024
U.S. Treasury Obligations	—	7,723,279	—	7,723,279
Short-Term Securities
Money Market Funds	9,526,641	—	—	9,526,641
Liabilities
Investments
TBA Sale Commitments	—	(1,446,228)	—	(1,446,228)

	$9,526,641	$65,514,040	$150,103	$75,190,784

12

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Systematic ESG Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$2,882	$—	$2,882
Interest Rate Contracts	206,125	260,196	—	466,321

Liabilities
Foreign Currency Exchange Contracts	—	(719)	—	(719)
Interest Rate Contracts	(41,586)	(201,221)	—	(242,807)

	$164,539	$61,138	$—	$225,677

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SCA	Societe en Commandite par Actions

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

S C H E D U L E O F I N V E S T M E N T S	13